Business Segment and Geographic Information (Details 1) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ($)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] USD ($)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2009 Industrial Machinery and Others segment [Member] JPY (¥)
Impairment Loss on Long-lived Assets and Goodwill
Impairment loss on long-lived assets	$ 61,952	¥ 5,142,000	¥ 3,332,000	¥ 16,414,000	$ 59,868	¥ 4,969,000	¥ 3,063,000	¥ 13,998,000	$ 2,084	¥ 173,000	¥ 269,000	¥ 2,416,000
Impairment loss on goodwill				¥ 2,003,000	$ 33,060	¥ 2,744,000		¥ 2,003,000